united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Anchor Alternative Income Fund (AAIFX)
(formerly Highland Alternative Income Fund)

Semi-Annual Report
March 31, 2015

1-855-282-1100 www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anchor Alternative Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Anchor Alternative Income Fund

Portfolio Review (Unaudited)
March 31, 2015

The Fund’s performance figures for the periods ending March 31, 2015, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception*

Anchor Alternative Income Fund	0.77%	1.32%	0.45%
HFRX Absolute Return Index**	0.67%	1.15%	2.07%

*	The Fund commenced operations on January 13, 2012.

**	The HFRX Absolute Return Index (“HFRX Index”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the HFRX Index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Individuals cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s adviser waives and/or reimburses certain Fund fees or expenses. Absent that arrangement, performance shown would have been lower. For performance information current to the most recent month-end, please call 1-855-282-1100.

Per the fee table in the Fund’s January 28, 2015 prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.90% without consideration of the fee waiver. After the fee waiver, the Fund’s Net Annual Operating Expense Ratio is 3.64%.

Portfolio Composition (Unaudited)
as of March 31, 2015

% of Net Assets
Exchange Traded Funds - Debt	72.4%
Mutual Funds - Debt	28.0%
Liabilities Less Cash and Other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Anchor Alternative Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 72.4%
	DEBT FUND - 72.4%
50,000	iShares iBoxx $ High Yield Corporate Bond ETF	$4,530,500
147,000	SPDR Barclays High Yield Bond ETF	5,765,340
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,293,757)	10,295,840

	MUTUAL FUNDS - 28.0%
	DEBT FUND - 28.0%
195,573	Fidelity Capital & Income Fund	1,949,867
267,023	Lord Abbett High Yield Fund - Class I	2,034,713
	TOTAL MUTUAL FUNDS (Cost - $3,900,000)	3,984,580

	TOTAL INVESTMENTS (Cost - $14,193,757) (a) - 100.4%	$14,280,420
	LIABILITIES LESS CASH AND OTHER ASSETS - (0.4) %	(51,260)
	NET ASSETS - 100.0%	$14,229,160

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $14,243,740 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$41,593
Unrealized Depreciation:	(4,913)
Net Unrealized Appreciation:	$36,680

See accompanying notes to financial statements.

2

Anchor Alternative Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

ASSETS
Investment securities:
At cost	$14,193,757
At value	$14,280,420
Cash	913,973
Dividends and interest receivable	31,147
Receivable for Fund shares sold	5
Prepaid expenses	9,705
TOTAL ASSETS	15,235,250

LIABILITIES
Payable for investments purchased	863,390
Payable for Fund shares repurchased	109,154
Investment advisory fees payable	8,199
Distribution (12b-1) fees payable	3,507
Accrued expenses and other liabilities	21,840
TOTAL LIABILITIES	1,006,090
NET ASSETS	$14,229,160

Net Assets Consist Of:
Paid in capital	$15,326,306
Undistributed net investment income	98,132
Accumulated net realized loss from securities	(1,281,941)
Net unrealized appreciation on investments	86,663
NET ASSETS	$14,229,160
Investor Class
Net Assets	$14,229,160
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,608,955
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.84

See accompanying notes to financial statements.

3

Anchor Alternative Income Fund

STATEMENT OF OPERATIONS (Unaudited)

For Six Months Ended March 31, 2015

INVESTMENT INCOME
Dividends	$311,773
Interest	93,281
TOTAL INVESTMENT INCOME	405,054
EXPENSES
Investment advisory fees	130,736
Dividends and fees on securities sold short	60,674
Interest expense	42,211
Distribution (12b-1) fees	19,808
Registration fees	12,465
Accounting services fees	11,966
Administrative services fees	11,966
Printing and postage expenses	9,974
Legal fees	9,973
Transfer agent fees	9,473
Audit fees	9,224
Compliance officer fees	8,727
Trustees’ fees and expenses	4,987
Custodian fees	4,239
Insurance expense	499
Other expenses	1,745
TOTAL EXPENSES	348,667
Fees waived by the Adviser	(68,532)

NET EXPENSES	280,135

NET INVESTMENT INCOME	124,919

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(76,651)
Net change in unrealized appreciation (depreciation) on:
Investments	155,164
Short sales	(85,495)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,982)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,937

See accompanying notes to financial statements.

4

Anchor Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
FROM OPERATIONS:	(Unaudited)
Net investment income	$124,919	$309,317
Net realized loss from investments - including short sales	(76,651)	(128,089)
Distributions of capital gains from underlying investment companies	—	384
Net change in unrealized appreciation (depreciation) of investments - including short sales	69,669	17,032
Net increase in net assets resulting from operations	117,937	198,644

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	—	(74,333)
Class C	—	(4,998)
Class R	—	(50,473)
Investor Class*	(119,080)	(196,664)
Net decrease in net assets from distributions to shareholders	(119,080)	(326,468)

FROM SHARES OF BENEFICIAL INTEREST :
Proceeds from shares sold
Class A	—	52,897
Class R	—	144,361
Investor Class*	2,866,752	18,355,183
Exchanges
Class A	—	(1,465,477)
Class C	—	(106,025)
Class R	—	(1,109,488)
Investor Class*	—	2,680,990
Reinvestment of dividends
Class A	—	56,759
Class C	—	4,998
Class R	—	15,262
Investor Class*	96,383	146,999
Payments for shares redeemed
Class A	—	(398,930)
Class C	—	(12,306)
Class R	—	(279,697)
Investor Class*	(5,211,382)	(8,181,728)

Net increase (decrease) in net assets from shares of beneficial interest	(2,248,247)	9,903,798

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,249,390)	9,775,974

NET ASSETS
Beginning of Period	16,478,550	6,702,576
End of Period **	$14,229,160	$16,478,550

** Includes undistributed net investment income of:	$98,132	$92,293

*	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

See accompanying notes to financial statements.

5

Anchor Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
SHARE ACTIVITY
Class A
Shares sold	—	6,000
Shares exchanged	—	(166,342)
Shares reinvested	—	6,405
Shares redeemed	—	(44,728)
Net decrease in shares of beneficial interest outstanding	—	(198,665)

Class C
Shares exchanged	—	(12,021)
Shares reinvested	—	563
Shares redeemed	—	(1,385)
Net decrease in shares of beneficial interest outstanding	—	(12,843)

Class R
Shares sold	—	15,868
Shares exchanged	—	(125,792)
Shares reinvested	—	1,721
Shares redeemed	—	(30,615)
Net decrease in shares of beneficial interest outstanding	—	(138,818)

Investor Class*
Shares sold	324,389	2,076,475
Shares exchanged	—	303,968
Shares reinvested	10,878	16,564
Shares redeemed	(589,770)	(924,531)
Net increase (decrease) in shares of beneficial interest outstanding	(254,503)	1,472,476

*	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

See accompanying notes to financial statements.

6

Anchor Alternative Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

Six Months	Year	Year	Period
Ended	Ended	Ended	Ended
March 31, 2015	September 30, 2014	(9)	September 30, 2013	September 30, 2012*
(Unaudited)
Net asset value, beginning of period	$8.84	$9.04	$9.65	$10.00

Activity from investment operations:
Net investment income (1)	0.07	0.23	0.33	0.40
Net realized and unrealized gain (loss) on investments	—	(7)(10)	0.01	(10)	(0.52)	(0.38)
Total from investment operations	0.07	0.24	(0.19)	0.02
Less distributions:
From net investment income	(0.07)	(0.44)	(0.42)	(0.37)
Total distributions	(0.07)	(0.44)	(0.42)	(0.37)

Paid-in capital from redemption fees	—	—	—	(7)	—	(7)

Net asset value, end of period	$8.84	$8.84	$9.04	$9.65

Total return (2)	0.77	% (3)	2.65%	(2.07)%	0.17	% (3)

Net assets, end of period (000s)	$14,229	$16,479	$3,536	$7,562

Ratio of gross expenses to average net assets (5)(8)	4.40	% (4)	4.01%	4.16%	6.45	% (4)

Ratio of net expenses to average net assets (5)(8)	3.54	% (4)	2.93%	3.11%	2.08	% (4)

Ratio of net investment income to average net assets (5)(6)	1.58	% (4)	2.58%	3.52%	5.64	% (4)

Portfolio turnover rate	623	% (3)	1,125%	2,154%	1,081	% (3)

*	For the period January 13, 2012 (commencement of operations) through September 30, 2012.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.01.

(8)	Ratios of expenses to average net assets includes dividends and fees on securities sold short. Excluding such fees, gross and net expense ratios would have been 3.10% and 1.58%, respectively for the six months ended March 31, 2015, 3.26% and 2.18%, respectively, for the year ended September 30, 2014, 3.38% and 2.32%, respectively for the year ended September 30, 2013 and 3.59% and 1.59%, respectively, for the period ended September 30, 2012,

(9)	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

(10)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

See accompanying notes to financial statements.

7

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2015

1.	ORGANIZATION

The Anchor Alternative Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was organized to acquire all the assets of the Highland Alternative Income Fund (the Predecessor Fund”), a series of the Highland Funds II (the “Predecessor Company”) (the “Reorganization”). The Reorganization occurred on January 27, 2014. The Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Predecessor Fund commenced operations on January 13, 2012. Prior to January 27, 2014, the Predecessor Fund offered four share classes to investors, Class A, Class C, Class R and Class Y shares. Class A shares were sold with a maximum front-end sales charge of 5.75% and through October 17, 2013 a redemption fee of 2.00% of proceeds was imposed on all share classes redeemed within two months of purchase. On January 27, 2014, Class A, Class C and Class R were exchanged for shares of Class Y which were renamed Investor Class shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

8

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As stated above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

9

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,295,840	$—	$—	$10,295,840
Mutual Funds	3,984,580	—	—	$3,984,580
Total	$14,280,420	$—	$—	$14,280,420

The Fund did not hold any Level 2 securities during the year.

There were no transfers between any Level during the six months ended March 31, 2015.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

10

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Notes
Beginning Balance	$1,500,000
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Cost of purchases	—
Proceeds from sales	(1,500,000)
Net Transfers in/out of Level 3	—
Ending balance	$—

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 Private Note investments are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s most recent financial statements. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

11

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $75,641,643 and $67,912,548, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Genesis Capital LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.65% of the Fund’s average daily net assets. For the six months ended March 31, 2015, the Fund incurred $130,736 of advisory fees. The Adviser manages a portion of the Fund’s portfolio directly and allocates the remaining balance of the Fund’s assets to its sub-adviser, Anchor Capital Management, Inc. (the “Sub-Adviser”). The Adviser pays the Sub-Adviser a portion of its advisory fee. The Fund does not pay the Sub-Adviser directly.

12

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

Effective January 27, 2014, the Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) at least until January 31, 2016 (the “Expense Limit”), so that the total annual operating expenses of the Fund does not exceed 2.25% of the Fund’s average daily net assets. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the six months ended March 31, 2015, $68,532 was waived by the Adviser. Cumulative expenses subject to recapture by the Advisor amounted to $98,569 and will expire on September 30, 2017.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services. For the six months ended March 31, 2015, $19,808 was incurred under the Plan for the Investor Class.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

13

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$326,468	$422,791

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$112,957	$—	$(793,665)	$(20,664)	$(361,642)	$(32,989)	$(1,096,003)

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $20,664.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $361,642.

At September 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$793,665	$—	$793,665	Non-Expiring

Permanent book and tax differences, primarily attributable to tax adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$28,234	$(28,234)
14

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2015

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR Barclays High Yield Bond ETF (“SPDR”). The Fund may redeem its investment from SPDR at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of SPDR. The financial statements of the SPDR, including its portfolio of investments, can be found at www.spdrs.com or the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015, the percentage of the Fund’s net assets invested in SPDR was 40.5%.

The Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”). The Fund may redeem its investment from iShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of iShares. The financial statements of the iShares, including its portfolio of investments, can be found at www.ishares.com or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015, the percentage of the Fund’s net assets invested in iShares was 31.8%.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

Anchor Alternative Income Fund

EXPENSE EXAMPLES

March 31, 2015 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value	Value	Ratio	10/1/14 - 3/31/15
	10/1/14	3/31/15
Actual
Anchor Alternative Income Fund	$1,000.00	$ 1,007.70	3.54%	$ 17.72
Hypothetical
(5% return before expenses)
Anchor Alternative Income Fund	$1,000.00	$ 1,007.28	3.54%	$ 17.72

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended March 31, 2015 (182) divided by the number of days in the fiscal year (365).

16

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
17

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
18

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100.

ADVISER
Genesis Capital LLC
7191 Wagner Way NW, Suite 302
Gig Harbor, WA 98335

SUB-ADVISER
Anchor Capital Management, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/5/15